NET LOSS PER SHARE - Anti-dilutive shares (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of anti-dilutive excluded from the computation of diluted net loss per share
Anti-dilutive securities	18,319,839	9,981,627	7,681	4,927,362
Incentive stock options
Schedule of anti-dilutive excluded from the computation of diluted net loss per share
Anti-dilutive securities	5,856,563	5,997,539	7,681	948,464
Restricted Stock Units
Schedule of anti-dilutive excluded from the computation of diluted net loss per share
Anti-dilutive securities	1,315,430
Warrants
Schedule of anti-dilutive excluded from the computation of diluted net loss per share
Anti-dilutive securities	107,813
Shares available for future issuance under the convertible debt note
Schedule of anti-dilutive excluded from the computation of diluted net loss per share
Anti-dilutive securities	6,477,174
Shares available for future issuance under equity line-of-credit agreement
Schedule of anti-dilutive excluded from the computation of diluted net loss per share
Anti-dilutive securities	4,562,859
Temporary redeemable preferred stock
Schedule of anti-dilutive excluded from the computation of diluted net loss per share
Anti-dilutive securities		3,984,088		3,978,898